Condensed Balance Sheets - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash and cash equivalents	$ 9,406,697	$ 589,340	$ 913,636
Accounts receivable, net	7,142,624	1,535,985	674,151
Inventories	29,333	59,897	55,208
Prepayments and other current assets	35,847,455	3,181,936	3,172,453
Investments	501,812	0
Total current assets	52,927,921	5,367,158	4,815,448
Restricted cash	427,697	542,490	172,782
Non marketable securities	4,910,030	4,910,030	4,910,030
Property and equipment, net	524,484	232,493	158,992
Goodwill	2,142,778	996,441	1,725,292
Operating lease right-of-use assets	868,391	545,988	0
Intangible assets, net	4,497,636	2,469,158	3,752,290
Other long term assets	335,948	117,484	339,598
Total Assets	66,634,885	15,181,242	15,874,433
Current Liabilities:
Current portion of long-term borrowings	2,393,383	2,852,528	63,983
Short term borrowings	15,165,855	4,875,801	531,040
Due To Insurer	8,866,766	0
Income taxes	83,079	83,054	137,862
Accounts payable and accrued expenses	30,582,855	6,241,066	2,925,664
Preferred share warrants		0	68,675
Short-term operating lease liabilities	423,710	208,697	0
Other current liabilities	8,737,264	2,503,893	2,126,069
Total Current Liabilities	66,169,833	16,681,985	5,715,431
Long term borrowings	608,183	653,269	23,127,970
Long-term operating lease liabilities	246,743	360,306	0
Other long term liabilities	922,972	294,301	286,849
Contract liabilities	1,423,827	108,442	292,031
Total Liabilities	67,947,731	17,989,861	29,130,250
Commitments and contingencies (refer note 23)
None authorized or issued as of December 31, 2023; Series A and A1 Preferred stock and additional paid in capital, $0.0001 par value per share, 81,635,738 shares authorized (Series A 5,442,383 and Series A1 76,193,356); 39,868,173 shares issued and outstanding as on March 31, 2023.	0	48,274,279	23,696,228
Shareholders' Deficit:
Preference shares, $0.0001 par value per share, 60,000,000 shares authorized and none issued as of December 31, 2023 and none authorized or issued as of March 31, 2023	0	0
Ordinary Shares Value	84,980,325	303,213	303,213
Accumulated deficit	(117,034,658)	(51,448,299)	(37,057,245)
Accumulated other comprehensive income/(loss)	44,294	(66,903)	(124,036)
Other components of equity	31,042,146	366,786	0
Total shareholders' deficit	(967,893)	(50,845,203)	(36,878,068)
Non controlling interest	(344,953)	(237,695)	(73,977)
Total deficit	(1,312,846)	(51,082,898)	(36,952,045)
Total liabilities, Mezzanine equity and Shareholders' deficit, Non-controlling interest	$ 66,634,885	15,181,242	15,874,433
Previously Reported [Member]
Current assets:
Goodwill			1,725,293
Shareholders' Deficit:
Total shareholders' deficit		$ (50,845,203)	$ (36,878,068)